LEASES - Lease cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
LEASES
Operating lease cost	$ 25,198	$ 27,815	$ 21,701
Short-term lease cost	10,020	4,288	2,595
Variable lease cost		141	49
Total	$ 35,218	$ 32,244	$ 24,345